CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (9,790,106)	$ (4,250,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	515,629	354,402
Foreign currency exchange loss	85,066
Change in fair value of derivative liability	1,936,191
Change in fair value of warrant liability	(840,555)
Depreciation of property and equipment	40,576	6,726
Gain on sale of property and equipment	(59,157)
Amortization of debt discount and issuance costs	366,018
Amortization of intangible assets	5,249	4,955
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(600,635)	113,017
Accounts payable	(31,654)	68,933
Accrued liabilities	471,463	(115,978)
Deferred compensation	(1,403,468)	585,693
Net cash used in operating activities	(9,305,383)	(3,232,532)
Cash flows from investing activities
Purchase of short-term investments	(33,102)	(31,220)
Maturity of short-term investment	33,069	31,064
Proceeds from sale of property and equipment	98,335
Purchase of property and equipment	(6,044)	(80,705)
Other investing activities	2,360	(2,228)
Net cash (used in) provided by investing activities	94,618	(83,089)
Cash flows from financing activities
Proceeds from convertible debt	6,915,199
Proceeds from issuance of common share units, net of issuance costs	15,868,381
Proceeds from issuance of warrants	2,739,221
Proceeds from issuance of common shares from exercise of warrants		1,608,090
Proceeds from issuance of Special Warrants - net of issuance costs		1,256,828
Net cash provided by financing activities	25,522,801	2,864,918
Effect of exchange rates on cash	(175,018)	(24,235)
Net (decrease)/increase in cash	16,137,018	(474,938)
Cash at beginning of period	806,887	1,281,825
Cash at end of period	16,943,905	806,887
Noncash financing activities
Issuance of compensation warrants in consideration of issuance costs	$ 957,947	29,618
Fair value adjustment for modification of warrants		$ 85,005